Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Dec. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Effective Income Tax Rate, Continuing Operations		(8.00%)		3.60%	(11.20%)	4.50%
Goodwill impairment			$ 96,500	$ 695,458		$ 845,858
Valuation allowance recorded against deferred tax assets				49,400		66,600
Reversal of deferred tax liabilities				63,200		80,400
Income tax benefit (expense)		$ (1,538)		$ 33,402	$ (6,283)	$ 54,090
Subsequent Event [Member] | Scenario, Forecast [Member]
Income tax benefit (expense)	$ 7,800